Shareholder Report, Average Annual Return (Details) 193836_Innovator U.S. Small Cap Power Buffer ETF - April_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	67 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - April NAV
Average Annual Return, Percent	7.12%	5.87%	7.53%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	14.41%	11.50%	16.21%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000
Average Annual Return, Percent	12.87%	10.01%	14.69%